Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Financial Statements
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Shown below are condensed consolidating financial statements for Gulfport Energy Corporation on a stand-alone unconsolidated basis, its combined guarantor subsidiaries and its non-guarantor subsidiary as of March 31, 2013 and for the three months ending March 31, 2013 and 2012. The financial information may not necessarily be indicative or results of operations, cash flows or financial position had the subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts in thousands)

	March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$225,269	$710	$1	$—	$225,980
Accounts receivable - oil and gas	21,495	528	—	—	22,023
Accounts receivable - related parties	35,031	2,031	—	—	37,062
Accounts receivable - intercompany	15,604	—	—	(15,604)	—
Prepaid expenses and other current assets	1,435	—	—	—	1,435
Short-term derivative instruments	343	—	—	—	343
Total current assets	299,177	3,269	1	(15,604)	286,843
Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,927,051	5,368	—	—	1,932,419
Other property and equipment	8,897	27	—	—	8,924
Accumulated depletion, depreciation, amortization and impairment	(688,447)	(20)	—	—	(688,467)
Property and equipment, net	1,247,501	5,375	—	—	1,252,876
Other assets:
Equity investments and investments in subsidiaries	444,422	—	176,196	(169,026)	451,592
Other assets	13,159	—	—	—	13,159
Total other assets	457,581	—	176,196	(169,026)	464,751
Total assets	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$109,566	$211	$—	$—	$109,777
Accounts payable - intercompany	—	15,495	109	(15,604)	—
Asset retirement obligation - current	780	—	—	—	780
Short-term derivative instruments	9,689	—	—	—	9,689
Deferred tax liability	158	—	—	—	158
Current maturities of long-term debt	152	—	—	—	152
Total current liabilities	120,345	15,706	109	(15,604)	120,556
Asset retirement obligation - long-term	12,560	—	—	—	12,560
Deferred tax liability	45,382	—	—	—	45,382
Long-term debt, net of current maturities	298,921	—	—	—	298,921
Other non-current liabilities	142	—	—	—	142
Total liabilities	477,350	15,706	109	(15,604)	477,561

Stockholders' equity:
Common stock	773	—	—	—	773
Paid-in capital	1,395,288	322	181,878	(182,200)	1,395,288
Accumulated other comprehensive income (loss)	(6,629)	—	(1,125)	1,125	(6,629)
Retained earnings (accumulated deficit)	137,477	(7,384)	(4,665)	12,049	137,477
Total stockholders' equity	1,526,909	(7,062)	176,088	(169,026)	1,526,909
Total liabilities and stockholders' equity	$2,004,259	$8,644	$176,197	$(184,630)	$2,004,470
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$54,662	$338	$—	$—	$55,000

Costs and expenses:
Lease operating expenses	4,998	174	—	—	5,172
Production taxes	7,261	26	—	—	7,287
Depreciation, depletion, and amortization	22,583	—	—	—	22,583
General and administrative	4,378	34	—	—	4,412
Accretion expense	175	—	—	—	175
Loss on sale of assets	427	—	—	—	427
	39,822	234	—	—	40,056

INCOME (LOSS) FROM OPERATIONS	14,840	104	—	—	14,944

OTHER (INCOME) EXPENSE:
Interest expense	3,479	—	—	—	3,479
Interest income	(79)	—	—	—	(79)
(Income) loss from equity method investments and investments in subsidiaries	(61,314)	—	532	(428)	(61,210)
	(57,914)	—	532	(428)	(57,810)

INCOME (LOSS) BEFORE INCOME TAXES	72,754	104	(532)	428	72,754
INCOME TAX EXPENSE	28,195	—	—	—	28,195

NET INCOME (LOSS)	$44,559	$104	$(532)	$428	$44,559
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$65,165	$296	$—	$—	$65,461

Costs and expenses:
Lease operating expenses	5,645	204	—	—	5,849
Production taxes	7,747	22	—	—	7,769
Depreciation, depletion, and amortization	21,395	—	—	—	21,395
General and administrative	2,964	20	25	—	3,009
Accretion expense	176	—	—	—	176
	37,927	246	25	—	38,198

INCOME (LOSS) FROM OPERATIONS	27,238	50	(25)	—	27,263

OTHER (INCOME) EXPENSE:
Interest expense	153	—	—	—	153
Interest income	(27)	—	—	—	(27)
(Income) loss from equity method investments	243	—	278	(253)	268
	369	—	278	(253)	394

INCOME (LOSS) BEFORE INCOME TAXES	26,869	50	(303)	253	26,869
INCOME TAX EXPENSE	—	—	—	—	—

NET INCOME (LOSS)	$26,869	$50	$(303)	$253	$26,869
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$44,559	$104	$(532)	$428	$44,559
Foreign currency translation adjustment	(3,567)	—	(3,567)	3,567	(3,567)
Change in fair value of derivative instruments, net of taxes	(1,430)	—	—	—	(1,430)
Reclassification of settled contracts, net of taxes	1,797	—	—	—	1,797
Other comprehensive income (loss)	(3,200)	—	(3,567)	3,567	(3,200)
Comprehensive income (loss)	$41,359	$104	$(4,099)	$3,995	$41,359
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$26,869	$50	$(303)	$253	$26,869
Foreign currency translation adjustment	939	—	939	(939)	939
Change in fair value of derivative instruments, net of taxes	(10,621)	—	—	—	(10,621)
Reclassification of settled contracts, net of taxes	(100)	—	—	—	(100)
Other comprehensive income (loss)	(9,782)	—	939	(939)	(9,782)
Comprehensive income	$17,087	$50	$636	$(686)	$17,087
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2013
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$35,682	$(675)	$—	$—	$35,007

Net cash provided by (used in) investing activities	(332,807)	(410)	(7,529)	7,530	(333,216)

Net cash provided by (used in) financing activities	357,101	—	7,530	(7,530)	357,101

Net increase (decrease) in cash and cash equivalents	59,976	(1,085)	1	—	58,892

Cash and cash equivalents at beginning of period	165,293	1,795	—	—	167,088

Cash and cash equivalents at end of period	$225,269	$710	$1	$—	$225,980
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts in thousands)

	Three Months Ended March 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$69,101	$328	$—	$—	$69,429

Net cash provided by (used in) investing activities	(160,344)	(55)	(67,063)	67,063	(160,399)

Net cash provided by (used in) financing activities	9,966	—	67,063	(67,063)	9,966

Net increase (decrease) in cash and cash equivalents	(81,277)	273	—	—	(81,004)

Cash and cash equivalents at beginning of period	93,124	772	1	—	93,897

Cash and cash equivalents at end of period	$11,847	$1,045	$1	$—	$12,893

CONDENSED CONSOLIDATING FINANCIAL INFORMATION

Shown below are condensed consolidating financial statements for Gulfport Energy Corporation on a stand-alone unconsolidated basis, its combined guarantor subsidiaries and its non-guarantor subsidiary as of December 31, 2012 and 2011 and for the years ending December 31, 2012, 2011 and 2010. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the subsidiaries operated as independent entities.
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$165,293,000	$1,795,000	$—	$—	$167,088,000
Accounts receivable - oil and gas	25,070,000	545,000	—	—	25,615,000
Accounts receivable - related parties	33,806,000	1,042,000	—	—	34,848,000
Accounts receivable - intercompany	15,368,000			(15,368,000)	—
Prepaid expenses and other current assets	1,506,000	—	—	—	1,506,000
Short-term derivative instruments	664,000	—	—	—	664,000
Total current assets	241,707,000	3,382,000	—	(15,368,000)	229,721,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,606,172,000	4,918,000	—	—	1,611,090,000
Other property and equipment	8,642,000	20,000	—	—	8,662,000
Accumulated depletion, depreciation, amortization and impairment	(665,864,000)	(20,000)	—	—	(665,884,000)
Property and equipment, net	948,950,000	4,918,000	—	—	953,868,000
Other assets:
Equity investments and investments in subsidiaries	374,209,000	—	172,766,000	(165,491,000)	381,484,000
Other assets	13,295,000	—	—	—	13,295,000
Total other assets	387,504,000	—	172,766,000	(165,491,000)	394,779,000
Deferred tax asset	—	—	—	—	—
Total assets	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$110,037,000	$207,000	$—	$—	$110,244,000
Accounts payable - intercompany	—	15,259,000	109,000	(15,368,000)	—
Asset retirement obligation - current	60,000	—	—	—	60,000
Short-term derivative instruments	10,442,000	—	—	—	10,442,000
Current maturities of long-term debt	150,000	—	—	—	150,000
Total current liabilities	120,689,000	15,466,000	109,000	(15,368,000)	120,896,000

Asset retirement obligation - long-term	13,215,000	—	—	—	13,215,000
Deferred tax liability	18,607,000	—	—	—	18,607,000
Long-term debt, net of current maturities	298,888,000	—	—	—	298,888,000
Other non-current liabilities	354,000	—	—	—	354,000
Total liabilities	451,753,000	15,466,000	109,000	(15,368,000)	451,960,000

Stockholders' equity:
Common stock	674,000	—	—	—	674,000
Paid-in capital	1,036,245,000	322,000	174,348,000	(174,670,000)	1,036,245,000
Accumulated other comprehensive income (loss)	(3,429,000)	—	2,442,000	(2,442,000)	(3,429,000)
Retained earnings (accumulated deficit)	92,918,000	(7,488,000)	(4,133,000)	11,621,000	92,918,000
Total stockholders' equity	1,126,408,000	(7,166,000)	172,657,000	(165,491,000)	1,126,408,000
Total liabilities and stockholders' equity	$1,578,161,000	$8,300,000	$172,766,000	$(180,859,000)	$1,578,368,000
CONDENSED CONSOLIDATING BALANCE SHEETS
(Amounts rounded to nearest thousand)

	December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$93,124,000	$772,000	$1,000	$—	$93,897,000
Accounts receivable - oil and gas	27,532,000	487,000	—	—	28,019,000
Accounts receivable - related parties	4,731,000	—	—	—	4,731,000
Accounts receivable - intercompany	11,267,000			(11,267,000)	—
Prepaid expenses and other current assets	1,327,000	—	—	—	1,327,000
Short-term derivative instruments	1,601,000	—	—	—	1,601,000
Total current assets	139,582,000	1,259,000	1,000	(11,267,000)	129,575,000

Property and equipment:
Oil and natural gas properties, full-cost accounting,	1,026,017,000	9,737,000	—	—	1,035,754,000
Other property and equipment	8,004,000	20,000	—	—	8,024,000
Accumulated depletion, depreciation, amortization and impairment	(575,122,000)	(20,000)	—	—	(575,142,000)
Property and equipment, net	458,899,000	9,737,000	—	—	468,636,000

Other assets:
Equity investments and investments in subsidiaries	86,426,000	—	69,008,000	(68,610,000)	86,824,000
Other assets	5,123,000	—	—	—	5,123,000
Total other assets	91,549,000	—	69,008,000	(68,610,000)	91,947,000
Deferred tax asset	1,000,000	—	—	—	1,000,000
Total assets	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000

Liabilities and Stockholders' Equity
Current liabilities:
Accounts payable and accrued liabilities	$43,744,000	$128,000	$—	$—	$43,872,000
Accounts payable - intercompany	—	11,231,000	36,000	(11,267,000)	—
Asset retirement obligation - current	620,000	—	—	—	620,000
Current maturities of long-term debt	141,000	—	—	—	141,000
Total current liabilities	44,505,000	11,359,000	36,000	(11,267,000)	44,633,000

Asset retirement obligation - long-term	12,033,000	—	—	—	12,033,000
Long-term debt, net of current maturities	2,142,000	—	—	—	2,142,000
Total liabilities	58,680,000	11,359,000	36,000	(11,267,000)	58,808,000

Stockholders' equity:
Common stock	556,000	—	—	—	556,000
Paid-in capital	604,584,000	322,000	70,433,000	(70,755,000)	604,584,000
Accumulated other comprehensive income	2,663,000	—	1,087,000	(1,087,000)	2,663,000
Retained earnings (accumulated deficit)	24,547,000	(685,000)	(2,547,000)	3,232,000	24,547,000
Total stockholders' equity	632,350,000	(363,000)	68,973,000	(68,610,000)	632,350,000
Total liabilities and stockholders' equity	$691,030,000	$10,996,000	$69,009,000	$(79,877,000)	$691,158,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$247,637,000	$1,289,000	$—	$—	$248,926,000

Costs and expenses:
Lease operating expenses	23,644,000	664,000	—	—	24,308,000
Production taxes	29,306,000	94,000	—	—	29,400,000
Depreciation, depletion, and amortization	90,749,000	—	—	—	90,749,000
General and administrative	13,602,000	132,000	74,000	—	13,808,000
Accretion expense	698,000	—	—	—	698,000
Gain on sale of asset	(7,300,000)	—	—	—	(7,300,000)
	150,699,000	890,000	74,000	—	151,663,000
INCOME (LOSS) FROM OPERATIONS	96,938,000	399,000	(74,000)	—	97,263,000

OTHER (INCOME) EXPENSE:
Interest expense	7,458,000	—	—	—	7,458,000
Interest income	(72,000)	—	—	—	(72,000)
(Income) loss from equity method investments and subsidiaries	(5,182,000)	—	1,512,000	(4,652,000)	(8,322,000)
	2,204,000	—	1,512,000	(4,652,000)	(936,000)

INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	94,734,000	399,000	(1,586,000)	4,652,000	98,199,000
INCOME TAX EXPENSE	26,363,000	—	—	—	26,363,000
INCOME (LOSS) FROM CONTINUING OPERATIONS	68,371,000	399,000	(1,586,000)	4,652,000	71,836,000
DISCONTINUED OPERATIONS	—	3,465,000	—	—	3,465,000
NET INCOME (LOSS)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$228,281,000	$973,000	$—	$—	$229,254,000

Costs and expenses:
Lease operating expenses	20,168,000	729,000	—	—	20,897,000
Production taxes	26,266,000	67,000	—	—	26,333,000
Depreciation, depletion, and amortization	62,320,000	—	—	—	62,320,000
General and administrative	8,038,000	11,000	25,000	—	8,074,000
Accretion expense	666,000	—	—	—	666,000
	117,458,000	807,000	25,000	—	118,290,000
INCOME (LOSS) FROM OPERATIONS	110,823,000	166,000	(25,000)	—	110,964,000

OTHER (INCOME) EXPENSE:
Interest expense	1,400,000	—	—	—	1,400,000
Interest income	(39,000)	—	(147,000)	—	(186,000)
(Income) loss from equity method investments and subsidiaries	1,130,000	—	1,592,000	(1,304,000)	1,418,000
	2,491,000	—	1,445,000	(1,304,000)	2,632,000

INCOME (LOSS) BEFORE INCOME TAXES	108,332,000	166,000	(1,470,000)	1,304,000	108,332,000
INCOME TAX BENEFIT	(90,000)	—	—	—	(90,000)
NET INCOME (LOSS)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Total revenues	$127,380,000	$541,000	$—	$—	$127,921,000

Costs and expenses:
Lease operating expenses	17,043,000	571,000	—	—	17,614,000
Production taxes	13,929,000	37,000	—	—	13,966,000
Depreciation, depletion, and amortization	38,902,000	5,000	—	—	38,907,000
General and administrative	6,037,000	24,000	2,000	—	6,063,000
Accretion expense	617,000	—	—	—	617,000
	76,528,000	637,000	2,000	—	77,167,000
INCOME (LOSS) FROM OPERATIONS	50,852,000	(96,000)	(2,000)	—	50,754,000

OTHER (INCOME) EXPENSE:
Interest expense	2,761,000	—	—	—	2,761,000
Interest income	(120,000)	—	(267,000)	—	(387,000)
Loss from equity method investments and subsidiaries	808,000	—	740,000	(571,000)	977,000
	3,449,000	—	473,000	(571,000)	3,351,000

INCOME (LOSS) BEFORE INCOME TAXES	47,403,000	(96,000)	(475,000)	571,000	47,403,000
INCOME TAX EXPENSE	40,000	—	—	—	40,000
NET INCOME (LOSS)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$68,371,000	$(3,066,000)	$(1,586,000)	$4,652,000	$68,371,000
Foreign currency translation adjustment	1,355,000	—	1,355,000	(1,355,000)	1,355,000
Change in fair value of derivative instruments, net of taxes	(8,452,000)	—	—	—	(8,452,000)
Reclassification of settled contracts, net of taxes	1,005,000	—	—	—	1,005,000
Other comprehensive income (loss)	(6,092,000)	—	1,355,000	(1,355,000)	(6,092,000)
Comprehensive income (loss)	$62,279,000	$(3,066,000)	$(231,000)	$3,297,000	$62,279,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$108,422,000	$166,000	$(1,470,000)	$1,304,000	$108,422,000
Foreign currency translation adjustment	(1,865,000)	—	(1,865,000)	1,865,000	(1,865,000)
Change in fair value of derivative instruments, net of taxes	1,576,000	—	—	—	1,576,000
Reclassification of settled contracts, net of taxes	4,720,000	—	—	—	4,720,000
Other comprehensive income (loss)	4,431,000	—	(1,865,000)	1,865,000	4,431,000
Comprehensive income (loss)	$112,853,000	$166,000	$(3,335,000)	$3,169,000	$112,853,000
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net income (loss)	$47,363,000	$(96,000)	$(475,000)	$571,000	$47,363,000
Foreign currency translation adjustment	2,255,000	—	2,255,000	(2,255,000)	2,255,000
Change in fair value of derivative instruments, net of taxes	(4,720,000)	—	—	—	(4,720,000)
Reclassification of settled contracts, net of taxes	18,736,000	—	—	—	18,736,000
Other comprehensive income	16,271,000	—	2,255,000	(2,255,000)	16,271,000
Comprehensive income (loss)	$63,634,000	$(96,000)	$1,780,000	$(1,684,000)	$63,634,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$195,734,000	$3,425,000	$(1,000)	$—	$199,158,000

Net cash provided by (used) in investing activities	(838,177,000)	(2,402,000)	(103,915,000)	103,915,000	(840,579,000)

Net cash provided by (used in) financing activities	714,612,000	—	103,915,000	(103,915,000)	714,612,000

Net increase (decrease) in cash and cash equivalents	72,169,000	1,023,000	(1,000)	—	73,191,000

Cash and cash equivalents at beginning of period	93,124,000	772,000	1,000	—	93,897,000

Cash and cash equivalents at end of period	$165,293,000	$1,795,000	$—	$—	$167,088,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by operating activities	$154,329,000	$3,808,000	$1,000	$—	$158,138,000

Net cash provided by (used in) investing activities	(320,203,000)	(3,045,000)	(25,858,000)	25,858,000	(323,248,000)

Net cash provided by (used in) financing activities	256,539,000	—	25,858,000	(25,858,000)	256,539,000

Net increase in cash and cash equivalents	90,665,000	763,000	1,000	—	91,429,000

Cash and cash equivalents at beginning of period	2,459,000	9,000	—	—	2,468,000

Cash and cash equivalents at end of period	$93,124,000	$772,000	$1,000	$—	$93,897,000
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
(Amounts rounded to nearest thousand)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantor	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$81,651,000	$4,184,000	$—	$—	$85,835,000

Net cash provided by (used in) investing activities	(101,042,000)	(4,273,000)	(3,719,000)	3,719,000	(105,315,000)

Net cash provided by (used in) financing activities	20,224,000	—	3,719,000	(3,719,000)	20,224,000

Net increase (decrease) in cash and cash equivalents	833,000	(89,000)	—	—	744,000

Cash and cash equivalents at beginning of period	1,626,000	98,000	—	—	1,724,000

Cash and cash equivalents at end of period	$2,459,000	$9,000	$—	$—	$2,468,000